Offerings	Oct. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	In accordance with Rule 457(o), the table omits the amount to be registered and the proposed maximum offering price per unit for each class of security. These will be determined, from time to time, by the Registrant in connection with the issuance of the securities registered hereunder.

Represents the proposed maximum aggregate offering price of securities that may be sold under this registration statement.